UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, Nebraska 68130

(Address of principal executive offices)

(Zip code)

James Ash

80 Arkay Drive, Hauppauge, NY 11788

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

4/30

Date of reporting period:4/30/13

Item 1.  Reports to Stockholders.

P style="margin:0px">

Annual Report

April 30, 2013

1-888-451-TPFG

www.TPFG.com

Distributed by Northern Lights Distributors, LLC

FINRA Member

Dear Fellow Shareholders:

It is my pleasure to offer The Pacific Financial Mutual Funds Annual Report.  The annual report is comprehensive; however I would like to offer some additional details.  Pacific Financial Mutual Funds are comprised of five mutual funds: Core Equity Fund, Explorer Fund, International Fund, Tactical Fund, and Strategic Conservative Fund.  There are two classes of shares, Institutional and Investor, for each of the funds.  At year end (April 30, 2013), a total of about $304,643,047 was under management in these funds.  Of that total, about 62% or $189,731,858 was invested in Investor class shares, and about 38% or $114,911,189 was invested in Institutional class shares (the prospectus clearly explains the differences of these two share classes).  For the sake of clarity, this commentary refers to the performance of the Institutional Class shares in the Annual Report.  The same investment methods and strategies were used in both share classes, but, because of different characteristics of the shares, there are variances in performance between the two.  Please refer to the prospectus and annual report to see the differences explained in detail.

In general, the twelve months ended April 30, 2013, were positive for our mutual funds and the global financial markets.

Core Equity Fund

The S&P 500 Price Index (the fund’s benchmark) was up 14.28%.  The Core Equity Fund finished up 13.15%.  The S&P 500 Total Return Index (dividends reinvested) rose 16.89%.  The portfolio posted strong returns for the 12 months ending 4/30/13 but trailed the benchmark slightly.  We saw monetary policy of The Federal Reserve as a primary driver of asset returns during the period.  The leading contributor to the fund’s performance was the PIMCO Fundamental IndexPlus Absolute Return Fund (16% of Portfolio) adding 2.62% on a weighted basis.  An overweighting to Large Cap Value (1.04%) and Large Cap Core (4.84%) also contributed to the performance.  Allocations to Small Cap (-0.37%) and Large Cap Growth (-0.76%) were the leading detractors for the period.

Explorer Fund

The Explorer Fund had a positive year returning 13.48%.  The S&P 500 Price Index (the benchmark) was up 14.28% and the S&P 500 Total Return Index (dividends reinvested) rose 16.89%.  During the latter part of the period, we increased our allocations to consumer discretionary and healthcare in anticipation of a strengthening economy.  Large Cap Value holdings were the leading contributors with PIMCO Fundamental IndexPlus (18% of Portfolio) adding 2.91% on a weighted basis and Smead Value (7% of Portfolio) adding 1.44%.  In addition, allocations to Consumer Staples and Utilities added to performance.  The leading detractors for the period were Retail (-0.92%) and Real Estate (-0.23%).

International Fund

We have continued to see volatility in the international equity markets for the past twelve months.  The International Fund posted a positive return of 8.06%, while the MSCI EAFE NR Index (the benchmark) returned 19.39%.  While we underperformed for the period we are encouraged by the more recent performance of the fund.  While the Japanese equity markets have had strong returns due to massive stimulus by the Bank of Japan, we have been cautious and are underweight the country.  This was a detractor from performance, we will continue to monitor the situation with a focus on long term sustainable growth.  Other detractors include International Small Caps (-0.80%) and South America (-1.37%).  Two leading contributors were Global Value (1.60%) and International Growth (1.51%).

Strategic Conservative

The Strategic Conservative Fund also had a strong return of 7.70% while the Barclays Capital Intermediate Government/Credit Total Return Bond Index (the benchmark) was up 3.23%.  This fund also benefited from overweight allocations to Agency and Non-Agency Mortgage Back Securities with the PIMCO Income Fund (22% of Portfolio) as the strongest contributors adding 2.92% on a weighted basis.  Other strong contributors include DoubleLine Core Fixed Income (5% of Portfolio) which added 1.16% on a weighted basis while the DoubleLine Total Return (4% of Portfolio) added 1.05% on a weighted basis.  There were no detractors from the portfolio for the period.

Tactical Fund

The Tactical Fund had a very strong return of 7.98% for the period ending 4/30/13.  The fund strives to provide a positive return over any 12-month rolling period and was able to accomplish this goal this past year.  The fund benefited from overweight allocations to Agency and Non-Agency Mortgage Back Securities.  The PIMCO Income Fund (23% of Portfolio) was the strongest contributor with a return of 4.31% on a weighted basis.  There were no significant detractors for the period.

We will continue to learn from all of our experiences over the past 12-months.  We are constantly looking for ways to improve our investment process and how we construct portfolios.  We look forward to the challenges and opportunities that we face as investment managers.

Thank you for your confidence in The Pacific Financial Mutual Funds.

Very truly yours,

James C. McClendon, C.E.O. and Senior Managing Director

The Pacific Financial Group, Inc.

Mutual Funds Involve Risk Including Possible Loss of Principal.  Past performance is no guarantee of future results.  Investment return and principal value will vary.  Investors’ shares when redeemed may be worth more or less than original cost.  Returns do not reflect the deduction of taxes a shareholder would pay on distributions or redemption of fund shares.  The Pacific Financial Funds made no distributions during the period under review.  The Fund’s prospectus contains more complete information, including fees, expenses and risks involved in investing in newly public companies and should be read carefully before investing.  Before investing you should carefully consider the investment objectives, risks, shares and expenses of the Pacific Financial family of Funds.  This and other important information about the Fund is contained in the prospectus, to obtain an additional prospectus please call 1-800-451-TPFG.  The prospectus should be read carefully before investing.  The Pacific Financial family of funds is distributed by Northern Lights Distributors, LLC member FINRA.

The S&P 500 Price Index is an unmanaged broad measure of the U.S. stock market.  Investors may not invest in the index directly; unlike the Fund’s returns, the index does not reflect any fees or expenses.  The S&P 500 Total Return Index returns assume reinvestment of dividends.  The MSCI EAFE Index is a market-weighted index composed of companies representative of the market structure of 20 developed market countries in Europe, Australasia and the Far East.  Index returns assume reinvestment of dividends.  Investors may not invest in the Index directly; unlike the Fund’s returns, the Index does not reflect any fees or expenses.  The Standard Deviation is a statistical measure of the historical volatility of a mutual fund or portfolio, usually computed using 36 monthly returns.  A measure of the extent to which numbers are spread around their average.  The greater the standard deviation, the greater the fund’s volatility. The Barclays Intermediate Government Index is an unmanaged index that tracks the performance of intermediate US government securities.  Index returns assume reinvestment of dividends, Investors may not invest in the Index directly; unlike the Fund’s returns, the Index does not reflect and fees or expenses.  The 90 Day Treasury Bill Index in as unmanaged index generally considered representative of the performance of short-term money instruments.  U.S. Treasury bills are backed by the full faith and credit of the U.S. Government and offer a guarantee as to the repayment of principal and interest maturity.  Index returns assume reinvestment of dividends.  Investors may not invest in the Index directly; unlike the Fund’s returns, the Index does not reflect any fees or expenses.

1304-NLD-6/4/2013

PACIFIC FINANCIAL CORE EQUITY FUND
PORTFOLIO REVIEW (Unaudited)
April 30, 2013

The Fund's performance figures* for the year ending April 30, 2013, compared to its benchmark:

	One Year	Annualized Three Year	Annualized Five Year	Annualized Since Inception (7/2/07)
Pacific Financial Core Equity Fund - Institutional Class	13.15%	7.10%	0.85%	(0.66)%
Pacific Financial Core Equity Fund - Investor Class	12.28%	6.29%	N/A	10.75% **
S&P 500 Total Return Index	16.89%	12.80%	5.21%	3.10%

* The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.    The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Returns greater than 1 year are annualized. For performance information current to the most recent month-end, please call 1-888-451-TPFG.

** Inception date January 2, 2009.

The S&P 500 Total Return Index is an unmanaged index.  Index returns assume reinvestment of dividends.  Investors may not invest in the Index directly; unlike the Fund's returns, the Index does not reflect any fees or expenses.

Top Holdings By Asset Class	% of Net Assets
Mutual Funds	43.80%
Exchange Traded Funds	55.55%
Other Assets in Excess of Liabilities	0.65%
100.00%

PACIFIC FINANCIAL EXPLORER FUND
PORTFOLIO REVIEW (Unaudited)
April 30, 2013

The Fund's performance figures* for the year ending April 30, 2013, compared to its benchmark:

	One Year	Annualized Three Year	Annualized Five Year	Annualized Since Inception (7/2/07)
Pacific Financial Explorer Fund - Institutional Class	13.48%	5.27%	0.11%	(1.29)%
Pacific Financial Explorer Fund - Investor Class	12.59%	4.46%	N/A	8.27% **
S&P 500 Total Return Index	16.89%	12.80%	5.21%	3.10%

Comparison of the Change in Value of a $10,000 Investment

* The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.    The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Returns greater than 1 year are annualized. For performance information current to the most recent month-end, please call 1-888-451-TPFG.

** Inception date January 2, 2009.

The S&P 500 Total Return Index is an unmanaged index.  Index returns assume reinvestment of dividends.  Investors may not invest in the Index directly; unlike the Fund's returns, the Index does not reflect any fees or expenses.

Top Holdings By Sector	% of Net Assets
Asset Allocation Funds	33.48%
Growth & Income	24.59%
Health & Biotechnology	11.84%
Leisure Industry	7.92%
Large Cap Value	6.87%
Growth Fund	5.82%
Financial Services	4.93%
Value Fund	4.09%
Other Assets in Excess of Liabilities	0.46%
100.00%

PACIFIC FINANCIAL INTERNATIONAL FUND
PORTFOLIO REVIEW (Unaudited)
April 30, 2013

The Fund's performance figures* for the year ending April 30, 2013, compared to its benchmark:

	One Year	Annualized Three Year	Annualized Five Year	Annualized Since Inception (7/2/07)
Pacific Financial International Fund - Institutional Class	8.06%	(1.49)%	(10.72)%	(9.45)%
Pacific Financial International Fund - Investor Class	7.38%	(2.07)%	N/A	(0.96)% **
MSCI EAFE Net Total Return Index ("EAFE Net")	19.39%	7.44%	(0.93)%	(1.54)%

Comparison of the Change in Value of a $10,000 Investment

* The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.    The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Returns greater than 1 year are annualized. For performance information current to the most recent month-end, please call 1-888-451-TPFG.

** Inception date January 2, 2009.

The MSCI EAFE Index is a market-weighted index composed of companies representative of the market structure of 22 developed market countries in Europe, Australasia and the Far East.  Index returns assume reinvestment of dividends.  Investors may not invest in the Index directly; unlike the Fund's returns, the Index does not reflect any fees or expenses.

Top Holdings By Asset Class	% of Net Assets
Equity Funds	58.22%
Asset Allocation Funds	41.01%
Other Assets in Excess of Liabilities	0.77%
100.00%

PACIFIC FINANCIAL STRATEGIC CONSERVATIVE FUND
PORTFOLIO REVIEW (Unaudited)
April 30, 2013

The Fund's performance figures* for the year ending April 30, 2013, compared to its benchmark:

	One Year	Annualized Three Year	Annualized Five Year	Annualized Since Inception (7/2/07)
Pacific Financial Strategic Conservative Fund - Institutional Class	7.70%	5.96%	3.69%	3.46%
Pacific Financial Strategic Conservative Fund - Investor Class	6.92%	5.17%	N/A	4.19% **
Barclays Intermediate Government/Credit Index	3.23%	4.66%	4.90%	5.58%

Comparison of the Change in Value of a $10,000 Investment

* The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.    The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Returns greater than 1 year are annualized. For performance information current to the most recent month-end, please call 1-888-451-TPFG.

** Inception date January 2, 2009.

The Barclays Intermediate Government/Credit Index is an unmanaged index that tracks the performance of intermediate US government securities.   Index returns assume reinvestment of dividends.  Investors may not invest in the Index directly; unlike the Fund's returns, the Index does not reflect any fees or expenses.

Top Holdings By Asset Class	% of Net Assets
Mutual Funds	98.91%
Other Assets in Excess of Liabilities	1.09%
100.00%

PACIFIC FINANCIAL TACTICAL FUND
PORTFOLIO REVIEW (Unaudited)
April 30, 2013

The Fund's performance figures* for the year ending April 30, 2013, compared to its benchmark:

	One Year	Annualized Three Year	Annualized Five Year	Annualized Since Inception (7/2/07)
Pacific Financial Tactical Fund - Institutional Class	7.98%	2.51%	2.15%	1.46%
Pacific Financial Tactical Fund - Investor Class	7.15%	1.74%	N/A	2.49% **
B of A Merrill Lynch 3 Month Treasury Bill Index	0.12%	0.11%	0.33%	0.86%

Comparison of the Change in Value of a $10,000 Investment

Comparison of the Change in Value of a $10,000 Investment

* The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.    The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Returns greater than 1 year are annualized. For performance information current to the most recent month-end, please call 1-888-451-TPFG.

** Inception date January 2, 2009.

The B of A Merrill Lynch 3 Month Treasury Bill Index is an unmanaged index that measures returns of the three-month Treasury Bills. Investors may not invest in the Index directly; unlike the Fund's returns, the Index does no reflect any fees and expenses.

Top Holdings By Asset Class	% of Net Assets
Debt Funds	88.68%
Asset Allocation Funds	10.07%
Other Assets in Excess of Liabilities	1.25%
100.00%

PACIFIC FINANCIAL CORE EQUITY FUND
PORTFOLIO OF INVESTMENTS		April 30, 2013

Shares	Description	Value
	MUTUAL FUNDS - 43.80%
	ASSET ALLOCATION FUNDS - 23.76%
2,710,478	PIMCO Fundamental IndexPLUS AR Fund	$ 18,322,831
508,441	PIMCO Small Cap StocksPlus AR Strategy Fund	4,626,809
481,388	PIMCO StocksPLUS Fund	4,529,858
		27,479,498
	EQUITY FUNDS - 20.04%
237,105	Fidelity Growth & Income Portfolio	5,707,123
119,540	Hancock Horizon Burkenroad Small Cap Fund	5,629,168
125,300	JPMorgan Growth and Income Fund	4,678,694
43,939	MFS Research Fund	1,428,453
338,246	Vulcan Value Partners Small Cap Fund	5,740,040
		23,183,478
	TOTAL MUTUAL FUNDS (Cost - $47,363,065)	50,662,976

	EXCHANGE TRADED FUNDS - 55.55%
	EQUITY FUNDS - 55.55%
46,817	iShares Core S&P 500 ETF	7,507,574
188,890	iShares Core S&P Mid-Cap ETF	21,865,906
185,027	iShares Core S&P Small-Cap ETF	16,082,547
26,884	iShares Morningstar Large Core Index Fund	2,544,571
38,299	iShares S&P SmallCap 600 Value Index Fund	3,448,442
327,672	PowerShares Dynamic Large Cap Value Portfolio	8,263,888
62,073	Vanguard S&P 500 ETF	4,540,019
	TOTAL EXCHANGE TRADED FUNDS (Cost - $60,958,936)	64,252,947

	SHORT-TERM INVESTMENTS - 0.90%
	MONEY MARKET FUND - 0.90%
1,038,959	Milestone Treasury Obligations Portfolio, 0.00%** (Cost - $1,038,959)	1,038,959

	TOTAL INVESTMENTS - 100.25% (Cost - $109,360,960) (a)	$ 115,954,882
	OTHER ASSETS AND LIABILITIES - NET - (0.25)%	(295,649)
	TOTAL NET ASSETS - 100.00%	$ 115,659,233

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $109,372,492 and differs from market value by net unrealized appreciation/(depreciation) on securities as follows:
	Unrealized appreciation	$ 6,582,390
	Unrealized depreciation	-
	Net unrealized appreciation	$ 6,582,390

** Money market fund; interest rate reflects seven day effective yield on April 30, 2013.

See accompanying notes to financial statements.

PACIFIC FINANCIAL EXPLORER FUND
PORTFOLIO OF INVESTMENTS		April 30, 2013

Shares	Description	Value
	MUTUAL FUNDS - 50.26%
	ASSET ALLOCATION FUNDS - 33.48%
410,394	Lazard US Realty Income Portfolio	$ 4,009,553
1,371,028	PIMCO Fundamental IndexPLUS AR Fund	9,268,150
400,140	PIMCO StocksPlus Absolute Return Fund	4,081,427
		17,359,130
	GROWTH FUND - 5.82%
32,007	Mairs & Power Growth Fund	3,018,881

	VALUE FUND - 4.09%
138,644	Vulcan Value Partners Fund	2,118,479

	LARGE CAP VALUE FUND - 6.87%
111,593	Smead Value Fund	3,564,294

	TOTAL MUTUAL FUNDS (Cost - $24,131,546)	26,060,784

	EXCHANGE TRADED FUNDS - 49.28%
	FINANCIAL SERVICES - 4.93%
65,414	Vanguard Financials ETF	2,554,417

	GROWTH & INCOME - 24.59%
11,793	iShares Core S&P 500 ETF	1,891,125
53,888	iShares Core S&P Mid-Cap ETF	6,238,075
29,852	iShares Core S&P Small-Cap ETF	2,594,736
21,417	iShares Morningstar Large Core Index Fund	2,027,119
		12,751,055
	HEALTH & BIOTECHNOLOGY - 11.84%
88,219	Powershares Dynamic Pharmaceuticals Portfolio	3,591,396
29,888	Vanguard Health Care ETF	2,547,354
		6,138,750
	LEISURE INDUSTRY - 7.92%
75,258	Consumer Discretionary Select Sector SPDR Fund	4,109,839

	TOTAL EXCHANGE TRADED FUNDS (Cost - $24,419,821)	25,554,061

	SHORT-TERM INVESTMENTS - 0.71%
	MONEY MARKET FUND - 0.71%
368,362	Milestone Treasury Obligations Portfolio, 0.00%** (Cost - $368,362)	368,362

	TOTAL INVESTMENTS - 100.25% (Cost - $48,919,729) (a)	$ 51,983,207
	OTHER ASSETS AND LIABILITIES - NET - (0.25)%	(127,493)
	TOTAL NET ASSETS - 100.00%	$ 51,855,714

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $48,930,377 and differs from market value by net unrealized appreciation/(depreciation) on securities as follows:
	Unrealized appreciation	$ 3,052,830
	Unrealized depreciation	-
	Net unrealized appreciation	$ 3,052,830

** Money market fund; interest rate reflects seven day effective yield on April 30, 2013.

See accompanying notes to financial statements.

PACIFIC FINANCIAL INTERNATIONAL FUND
PORTFOLIO OF INVESTMENTS		April 30, 2013

Shares	Description	Value
	MUTUAL FUNDS - 99.23%
	ASSET ALLOCATION FUNDS - 41.01%
38,185	Matthews Asian Growth and Income Fund	$ 769,415
371,218	PIMCO International StocksPlus AR Strategy Fund Unhedged	2,665,346
386,979	PIMCO International StocksPlus AR Strategy Fund U.S. Dollar Hedged	3,045,527
		6,480,288
	EQUITY FUNDS - 58.22%
32,452	Artisan Global Value Fund	433,886
44,796	Causeway International Value Fund	619,085
123,155	Dodge & Cox Global Stock Fund	1,229,089
106,581	Lazard International Strategic Equity Portfolio	1,396,215
119,285	Oakmark International Fund	2,779,329
84,961	Templeton Institutional Funds, Inc. - Global Equity Series Fund	924,373
74,724	Thornburg International Growth Fund *	1,383,882
39,073	Virtus Global Opportunities Fund	432,927
		9,198,786
	TOTAL MUTUAL FUNDS (Cost - $14,389,261)	15,679,074

	SHORT-TERM INVESTMENTS - 0.47%
	MONEY MARKET FUND - 0.47%
74,280	Milestone Treasury Obligations Portfolio, 0.00%** (Cost - $74,280)	74,280

	TOTAL INVESTMENTS - 99.70% (Cost - $14,463,541) (a)	$ 15,753,354
	OTHER ASSETS AND LIABILITIES - NET - 0.30%	47,800
	TOTAL NET ASSETS - 100.00%	$ 15,801,154

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $14,464,214 and differs from market value by net unrealized appreciation/(depreciation) on securities as follows:
	Unrealized appreciation	$ 1,289,140
	Unrealized depreciation	-
	Net unrealized appreciation	$ 1,289,140

* Non-income producing.
** Money market fund; interest rate reflects seven day effective yield on April 30, 2013.

See accompanying notes to financial statements.

PACIFIC FINANCIAL STRATEGIC CONSERVATIVE FUND
PORTFOLIO OF INVESTMENTS		April 30, 2013

Shares	Description	Value
	MUTUAL FUNDS - 98.91%
	DEBT FUNDS - 98.91%
547,506	Angel Oak Multi-Strategy Income Fund	$ 6,838,350
389,272	Baird Aggregate Bond Fund	4,262,529
427,026	DoubleLine Core Fixed Income Fund	4,872,362
341,466	DoubleLine Total Return Bond Fund	3,896,123
277,294	Guggenheim - Floating Rate Income Fund	7,464,745
181,058	Guggenheim - Total Return Bond Fund	4,999,010
135,535	John Hancock Bond Fund	2,256,651
1,063,894	Metropolitan West Total Return Bond Fund	11,724,110
141,914	Nuveen High Yield Municipal Bond Fund	2,470,725
1,767,634	PIMCO Income Fund	22,519,653
1,206,782	PIMCO Total Return Fund	13,684,907
80,664	Scout Core Plus Bond Fund	2,639,321
939,470	TCW Total Return Bond Fund	9,742,309
	TOTAL MUTUAL FUNDS (Cost - $95,316,553)	97,370,795

	SHORT-TERM INVESTMENTS - 4.35%
	MONEY MARKET FUND - 4.35%
4,282,625	Milestone Treasury Obligations Portfolio, 0.00%** (Cost - $4,282,625)	4,282,625

	TOTAL INVESTMENTS - 103.26% (Cost - $99,599,178) (a)	$ 101,653,420
	OTHER ASSETS AND LIABILITIES - NET - (3.26)%	(3,212,107)
	TOTAL NET ASSETS - 100.0%	$ 98,441,313

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $99,599,907 and differs from market value by net unrealized appreciation/(depreciation) on securities as follows:
	Unrealized appreciation	$ 2,053,851
	Unrealized depreciation	(338)
	Net unrealized appreciation	$ 2,053,513

** Money market fund; interest rate reflects seven day effective yield on April 30, 2013.

See accompanying notes to financial statements.

PACIFIC FINANCIAL TACTICAL FUND
PORTFOLIO OF INVESTMENTS		April 30, 2013

Shares	Description	Value
	MUTUAL FUNDS - 98.75%
	ASSET ALLOCATION FUNDS - 10.07%
188,386	Fidelity Real Estate Income Fund	$ 2,303,958

	DEBT - 88.68%
182,979	Angel Oak Multi-Strategy Income Fund	2,285,402
148,068	DoubleLine Total Return Bond Fund	1,689,460
66,515	Guggenheim - Floating Rate Income Fund	1,790,592
49,498	Guggenheim - Macro Opportunities Fund	1,373,078
208,344	Homestead Short-Term Bond Fund	1,095,888
84,037	John Hancock Bond Fund	1,399,215
229,381	Osterweis Strategic Income Fund	2,747,984
413,263	PIMCO Income Fund	5,264,975
255,422	TCW Total Return Bond Fund	2,648,725
		20,295,319
	TOTAL MUTUAL FUNDS (Cost - $21,689,539)	22,599,277

	SHORT-TERM INVESTMENTS - 2.45%
	MONEY MARKET FUND - 2.45%
561,295	Milestone Treasury Obligations Portfolio, 0.00%** (Cost - $561,295)	561,295

	TOTAL INVESTMENTS - 101.20% (Cost - $22,250,834) (a)	$ 23,160,572
	OTHER ASSETS AND LIABILITIES - NET - (1.20)%	(274,939)
	TOTAL NET ASSETS - 100.0%	$ 22,885,633

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $22,265,758 and differs from market value by net unrealized appreciation/(depreciation) on securities as follows:
	Unrealized appreciation	$ 894,874
	Unrealized depreciation	(60)
	Net unrealized appreciation	$ 894,814

** Money market fund; interest rate reflects seven day effective yield on April 30, 2013.

See accompanying notes to financial statements.

STATEMENTS OF ASSETS AND LIABILITIES
April 30, 2013

	Pacific Financial	Pacific Financial	Pacific Financial	Pacific Financial	Pacific Financial
	Core Equity	Explorer	International	Strategic	Tactical
	Fund	Fund	Fund	Conservative Fund	Fund
Assets:
Investments in securities, at cost	$ 109,360,960	$ 48,919,729	$ 14,463,541	$ 99,599,178	$ 22,250,834

Investments in securities, at value	$ 115,954,882	$ 51,983,207	$ 15,753,354	$ 101,653,420	$ 23,160,572
Receivable for fund shares sold	249,147	176,330	75,283	68,361	15,551
Interest and dividends receivable	-	-	-	288,751	54,902
Prepaid expenses and other assets	13,193	24,672	17,939	19,802	25,186
Total Assets	116,217,222	52,184,209	15,846,576	102,030,334	23,256,211

Liabilities:
Payable for securities purchased	260,064	199,997	-	3,360,120	315,060
Payable for fund shares redeemed	30,083	20,330	8,985	8,700	7,379
Investment advisory fees payable	100,757	45,173	13,105	84,506	19,742
Fees payable to other affiliates	35,242	10,081	3,688	22,749	3,788
Distribution (12b-1) fees payable	70,403	31,416	9,960	60,989	13,271
Accrued expenses and other liabilities	61,440	21,498	9,684	51,957	11,338
Total Liabilities	557,989	328,495	45,422	3,589,021	370,578

Net Assets	$ 115,659,233	$ 51,855,714	$ 15,801,154	$ 98,441,313	$ 22,885,633

Net Assets:
Paid in capital ($0 par value, unlimited
shares authorized)	$ 103,949,125	$ 47,173,272	$ 20,849,314	$ 95,594,205	$ 22,598,736
Undistributed net investment income	965,337	180,661	15,829	228,860	237,300
Accumulated net realized gain/(loss) on investments	4,150,849	1,438,303	(6,353,802)	564,006	(860,141)
Net unrealized appreciation on investments	6,593,922	3,063,478	1,289,813	2,054,242	909,738

Net Assets	$ 115,659,233	$ 51,855,714	$ 15,801,154	$ 98,441,313	$ 22,885,633

Net Asset Value Per Share
Institutional Class Shares
Net assets	$ 44,640,781	$ 20,529,826	$ 4,749,914	$ 35,041,846	$ 9,948,822
Shares of Beneficial Interest Outstanding	4,846,315	2,329,518	907,506	3,517,841	985,628
Net asset value, offering and redemption
price per share	$ 9.21	$ 8.81	$ 5.23	$ 9.96	$ 10.09

Investor Class Shares
Net assets	$ 71,018,452	$ 31,325,888	$ 11,051,240	$ 63,399,467	$ 12,936,811
Shares of Beneficial Interest Outstanding	7,904,553	3,617,318	2,170,419	6,385,061	1,305,008
Net asset value, offering and redemption
price per share	$ 8.98	$ 8.66	$ 5.09	$ 9.93	$ 9.91

See accompanying notes to financial statements.

STATEMENTS OF OPERATIONS
For the Year Ended April 30, 2013

	Pacific Financial	Pacific Financial	Pacific Financial	Pacific Financial	Pacific Financial
	Core Equity	Explorer	International	Strategic	Tactical
	Fund	Fund	Fund	Conservative Fund	Fund
Investment Income:
Dividends	$ 3,304,241	$ 1,424,037	$ 359,090	$ 4,024,854	$ 1,041,324
Interest	52	43	17	48	24
Total Investment Income	3,304,293	1,424,080	359,107	4,024,902	1,041,348

Expenses:
Investment advisory fees	890,409	373,785	114,635	773,349	221,310
Distribution (12b-1) fees - Institutional Class	106,539	45,536	11,893	85,551	28,708
Distribution (12b-1) fees - Investor Class	464,252	191,643	67,061	431,147	106,477
Administration service fees	176,990	73,633	26,343	149,429	45,169
Registration fees	40,999	29,799	34,999	37,999	30,999
Non 12b-1 Shareholder Services Fees	37,902	14,201	4,599	33,245	7,949
Audit fees	31,712	11,213	3,439	27,201	6,639
Custodian fees	22,290	12,075	5,847	15,836	7,422
Compliance officer fees	16,918	7,102	2,178	14,694	4,205
Printing and postage expense	13,898	5,705	2,434	11,960	3,008
Legal fees	10,949	5,351	5,467	10,230	4,004
Trustees' fees and expenses	6,001	6,001	6,001	6,001	6,001
Insurance expense	3,380	741	186	3,091	602
Miscellaneous expenses	6,001	6,814	2,500	7,500	3,015
Total Expenses	1,828,240	783,599	287,582	1,607,233	475,508

Net Investment Income	1,476,053	640,481	71,525	2,417,669	565,840

Realized and Unrealized
Gain (Loss) on Investments
Net realized gain/(loss) from investments
Unaffiliated investments	6,633,986	2,231,606	(190)	1,296,909	209,795
Affiliated investments	-	-	(92,733)	-	-
Distributions received from underlying
investment companies	631,028	41,096	110,243	314,714	8,287
Total realized gain	7,265,014	2,272,702	17,320	1,611,623	218,082
Net change in unrealized appreciation /
(depreciation) on investments
Unaffiliated investments	3,065,965	2,448,689	1,196,247	1,408,810	773,470
Affiliated investments	-	-	(29,426)	-	-
Total unrealized appreciation/(depreciation)	3,065,965	2,448,689	1,166,821	1,408,810	773,470
Net Realized and Unrealized Gain	10,330,979	4,721,391	1,184,141	3,020,433	991,552

Net Increase in Net Assets
Resulting From Operations	$ 11,807,032	$ 5,361,872	$ 1,255,666	$ 5,438,102	$ 1,557,392

See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS
	Pacific Financial		Pacific Financial		Pacific Financial
	Core Equity Fund		Explorer Fund		International Fund
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	April 30, 2013	April 30, 2012	April 30, 2013	April 30, 2012	April 30, 2013	April 30, 2012
Operations:
Net investment income (loss)	$ 1,476,053	$ (493,770)	$ 640,481	$ (158,225)	$ 71,525	$ (52,457)
Distributions received from underlying
investment companies	631,028	-	41,096	425	110,243	42,309
Net realized gain (loss) from investments	6,633,986	3,865,091	2,231,606	(657,128)	(92,923)	(3,772,220)
Net change in unrealized appreciation /
(depreciation) on investments	3,065,965	(5,999,002)	2,448,689	(1,934,261)	1,166,821	(203,086)
Net Increase (Decrease) in Net Assets
Resulting From Operations	11,807,032	(2,627,681)	5,361,872	(2,749,189)	1,255,666	(3,985,454)

Distributions to Shareholders From:
Net Investment Income:
Institutional Class	(311,122)	-	(202,499)	-	-	(6,737)
Investor Class	(148,639)	-	(135,168)	-	-	(15,107)
Net Realized Gains:
Institutional Class	(1,419,735)	-	(81,905)	-	-	-
Investor Class	(1,751,100)	-	(96,131)	-	-	-
Total Distributions to Shareholders	(3,630,596)	-	(515,703)	-	-	(21,844)

Share Transactions of
Beneficial Interest:
Net proceeds from shares sold
Institutional Class	10,027,765	22,122,565	7,550,710	14,183,788	2,438,531	1,756,282
Investor Class	44,361,698	30,340,076	22,295,165	17,252,179	8,939,499	5,479,451
Reinvestment of dividends and distributions
Institutional Class	167,601	-	22,806	-	-	362
Investor Class	1,862,087	-	226,417	-	-	14,805
Cost of shares redeemed
Institutional Class	(16,140,919)	(23,830,674)	(5,896,525)	(19,438,193)	(2,945,340)	(4,953,276)
Investor Class	(15,329,672)	(12,704,038)	(6,491,430)	(12,328,918)	(3,599,160)	(4,158,288)
Net Increase (Decrease) in Net Assets From
Share Transactions of Beneficial Interest	24,948,560	15,927,929	17,707,143	(331,144)	4,833,530	(1,860,664)

Total Increase (Decrease) in Net Assets	33,124,996	13,300,248	22,553,312	(3,080,333)	6,089,196	(5,867,962)

Net Assets:
Beginning of Period	82,534,237	69,233,989	29,302,402	32,382,735	9,711,958	15,579,920
End of Period **	$ 115,659,233	$ 82,534,237	$ 51,855,714	$ 29,302,402	$ 15,801,154	$ 9,711,958
** Includes undistributed net investment
income (loss) at end of period	$ 965,337	$ (50,955)	$ 180,661	$ (122,153)	$ 15,829	$ (55,696)

Share Activity
Institutional Class:
Shares Sold	1,174,933	2,808,861	940,411	1,930,004	510,417	332,742
Shares Reinvested	20,590	-	2,954	-	-	79
Shares Redeemed	(1,910,938)	(3,013,073)	(735,763)	(2,594,599)	(603,200)	(982,050)
Net increase / (decrease) in shares of
beneficial interest outstanding	(715,415)	(204,212)	207,602	(664,595)	(92,783)	(649,229)

Investor Class:
Shares Sold	5,284,718	3,892,471	2,785,997	2,355,105	1,903,343	1,075,127
Shares Reinvested	233,930	-	29,792	-	-	3,319
Shares Redeemed	(1,850,368)	(1,646,416)	(812,071)	(1,664,393)	(759,922)	(849,306)
Net increase in shares of
beneficial interest outstanding	3,668,280	2,246,055	2,003,718	690,712	1,143,421	229,140

See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS (Continued)
	Pacific Financial		Pacific Financial
	Strategic Conservative Fund		Tactical Fund
	Year Ended	Year Ended	Year Ended	Year Ended
	April 30, 2013	April 30, 2012	April 30, 2013	April 30, 2012
Operations:
Net investment income	$ 2,417,669	$ 1,489,998	$ 565,840	$ 247,752
Distributions received from underlying
investment companies	314,714	111,055	8,287	48,532
Net realized gain (loss) from investments	1,296,909	(632,294)	209,795	(824,689)
Net change in unrealized appreciation /
(depreciation) on investments	1,408,810	844,677	773,470	10,386
Net Increase (Decrease) in Net Assets
Resulting From Operations	5,438,102	1,813,436	1,557,392	(518,019)

Distributions to Shareholders From:
Net Investment Income:
Institutional Class	(1,098,409)	(1,000,871)	(208,998)	(131,896)
Investor Class	(1,223,622)	(499,144)	(145,681)	(34,490)
Net Realized Gains:
Institutional Class	(164,340)	-	-	-
Investor Class	(225,272)	-	-	-
Total Distributions to Shareholders	(2,711,643)	(1,500,015)	(354,679)	(166,386)

Share Transactions of
Beneficial Interest:
Net proceeds from shares sold
Institutional Class	12,810,384	17,390,525	1,134,891	4,958,187
Investor Class	45,827,481	25,830,912	6,953,609	10,256,396
Reinvestment of dividends and distributions
Institutional Class	133,625	96,227	9,814	7,615
Investor Class	1,435,306	495,649	142,630	34,426
Cost of shares redeemed
Institutional Class	(11,601,270)	(18,408,518)	(8,571,547)	(8,698,870)
Investor Class	(14,040,749)	(9,626,282)	(7,293,839)	(3,770,678)
Net Increase (Decrease) in Net Assets From
Share Transactions of Beneficial Interest	34,564,777	15,778,513	(7,624,442)	2,787,076

Total Increase (Decrease) in Net Assets	37,291,236	16,091,934	(6,421,729)	2,102,671

Net Assets:
Beginning of Period	61,150,077	45,058,143	29,307,362	27,204,691
End of Period **	$ 98,441,313	$ 61,150,077	$ 22,885,633	$ 29,307,362
** Includes undistributed net investment
income at end of period	$ 228,860	$ 133,222	$ 237,300	$ 26,139

Share Activity
Institutional Class:
Shares Sold	1,307,125	1,816,311	114,983	517,773
Shares Reinvested	13,561	10,107	999	805
Shares Redeemed	(1,183,541)	(1,926,574)	(885,843)	(905,929)
Net increase (decrease) in shares of
beneficial interest outstanding	137,145	(100,156)	(769,861)	(387,351)

Investor Class:
Shares Sold	4,672,604	2,705,412	719,777	1,087,855
Shares Reinvested	146,113	52,106	14,750	3,694
Shares Redeemed	(1,434,584)	(1,009,614)	(767,927)	(401,095)
Net increase (decrease) in shares of
beneficial interest outstanding	3,384,133	1,747,904	(33,400)	690,454

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS
PACIFIC FINANCIAL CORE EQUITY FUND

The table sets forth financial data for one share of beneficial interest outstanding throughout each period indicated.
		Institutional Class
		Year Ended	Year Ended	Year Ended	Year Ended		Year Ended
		April 30,	April 30,	April 30,	April 30,		April 30,
		2013	2012	2011	2010		2009

Net asset value, beginning of period		$ 8.50	$ 8.96	$ 7.83	$ 5.63		$ 9.22
Activity from investment operations:
	Net investment income (loss) (1)	0.16	(0.04)	(0.03)	(0.03)		0.00	(2)
	Net realized and unrealized gain (loss)	0.91	(0.42)	1.16	2.23		(3.59)
	Total from investment operations	1.07	(0.46)	1.13	2.20		(3.59)

Less distributions from:
	Net Investment Income	(0.06)	-	-	0.00	(2)	-
	Net Realized Gains	(0.30)	-	-	-		-
Total distributions		(0.36)	-	-	0.00		-

Net asset value, end of period		$ 9.21	$ 8.50	$ 8.96	$ 7.83		$ 5.63

Total return (3,4)		13.15%	-5.13%	14.43%	39.11%		-38.94%
Ratios/Supplemental Data:
	Net assets, end of period (in 000s)	$ 44,641	$ 47,280	$ 51,652	$ 48,216		$ 27,060
	Ratios of gross expenses to
	average net assets: (5)	1.65%	1.64%	1.68%	1.87%		2.24%
	Ratios of net expenses to
	average net assets: (5)	1.65%	1.64%	1.68%	1.98%	(6)	2.18%
	Ratios of net investment income (loss) to
	average net assets: (5,7)	1.93%	-0.48%	-0.48%	-0.42%		0.05%
	Ratios of net investment income (loss) to
	average net assets - pre waiver/recapture: (5,7)	1.93%	-0.48%	-0.48%	-0.31%		-0.01%
	Portfolio turnover rate	400%	454%	381%	582%		197%

(1)	Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period.
(2)	Per share amounts represent less than $0.01 per share.
(3)

Aggregate (not annualized) total return is shown for any period shorter than one year.  Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

(4)	Assumes reinvestment of all dividends and distributions, if any.
(5)

The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund's proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(6)	Represents the ratio of expenses to average net assets inclusive of Advisor's recapture of waived/reimbursed fees from prior periods.
(7)	Recognition of net investment income (loss) by each Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which each Fund invests.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS
PACIFIC FINANCIAL CORE EQUITY FUND

The table sets forth financial data for one share of beneficial interest outstanding throughout each period indicated.
	Investor Class
	Year Ended	Year Ended	Year Ended	Year Ended		Period Ended
	April 30,	April 30,	April 30,	April 30,		April 30,
	2013	2012	2011	2010		2009 *

Net asset value, beginning of period	$ 8.32	$ 8.83	$ 7.78	$ 5.62		$ 6.01
Activity from investment operations:
Net investment income (loss) (1)	0.12	(0.09)	(0.10)	(0.08)		(0.04)
Net realized and unrealized gain (loss)	0.87	(0.42)	1.15	2.24		(0.35)
Total from investment operations	0.99	(0.51)	1.05	2.16		(0.39)

Less distributions from:
Net Investment Income	(0.03)	-	-	(0.00)	(2)	-
Net Realized Gains	(0.30)	-	-	-		-
Total distributions	(0.33)	-	-	(0.00)		-

Net asset value, end of period	$ 8.98	$ 8.32	$ 8.83	$ 7.78		$ 5.62

Total return (3,4)	12.28%	-5.78%	13.50%	38.47%		-6.49%
Ratios/Supplemental Data:
Net assets, end of period (in 000s)	$ 71,018	$ 35,254	$ 17,582	$ 2,265		$ 39
Ratios of expenses to
average net assets: (5)	2.40%	2.40%	2.43%	2.62%		2.47%	(6)
Ratios of net investment income (loss) to
average net assets: (5,7)	1.41%	-1.17%	-1.31%	-1.11%		-2.04%	(6)
Portfolio turnover rate	400%	454%	381%	582%		197%	(8)

*Investor shares for all Funds commenced operations on January 2, 2009.
(1)	Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period.
(2) Per share amounts represent less than $0.01 per share.
(3)

Aggregate (not annualized) total return is shown for any period shorter than one year.  Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

(4)	Assumes reinvestment of all dividends and distributions, if any.
(5)

The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund's proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(6)	Annualized.
(7)	Recognition of net investment income (loss) by each Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which each Fund invests.
(8)	Not annualized.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS
PACIFIC FINANCIAL EXPLORER FUND

The table sets forth financial data for one share of beneficial interest outstanding throughout each period indicated.
	Institutional Class
	Year Ended	Year Ended	Year Ended		Year Ended		Year Ended
	April 30,	April 30,	April 30,		April 30,		April 30,
	2013	2012	2011		2010		2009

Net asset value, beginning of period	$ 7.89	$ 8.75	$ 7.92		$ 6.10		$ 9.22
Activity from investment operations:
Net investment income (loss) (1)	0.16	(0.02)	(0.08)		(0.10)		0.02
Net realized and unrealized gain (loss)	0.89	(0.84)	1.16		1.95		(3.14)
Total from investment operations	1.05	(0.86)	1.08		1.85		(3.12)

Less distributions from:
Net Investment Income	(0.09)	-	-		(0.03)		-
Net Realized Gains	(0.04)	-	(0.25)		-		-
Total distributions	(0.13)	-	(0.25)		(0.03)		-

Net asset value, end of period	$ 8.81	$ 7.89	$ 8.75		$ 7.92		$ 6.10

Total return (2,3)	13.48%	-9.83%	13.99%		30.30%		-33.84%
Ratios/Supplemental Data:
Net assets, end of period (in 000s)	$ 20,530	$ 16,752	$ 24,371		$ 5,649		$ 8,151
Ratios of gross expenses to
average net assets: (4)	1.70%	1.71%	1.86%		1.88%		2.55%
Ratios of net expenses to
average net assets: (4)	1.70%	1.71%	1.92%	(5)	2.00%	(5)	2.46%
Ratios of net investment income (loss) to
average net assets: (4,6)	2.01%	-0.25%	-0.99%		-1.46%		0.21%
Ratios of net investment income (loss) to
average net assets - pre waiver/recapture (4,6)	2.01%	-0.25%	-0.93%		-1.34%		0.11%
Portfolio turnover rate	466%	790%	688%		872%		639%

(1)	Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period.
(2)

Aggregate (not annualized) total return is shown for any period shorter than one year.  Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

(3)	Assumes reinvestment of all dividends and distributions, if any.
(4)

The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund's proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(5)	Represents the ratio of expenses to average net assets inclusive of Advisor's recapture of waived/reimbursed fees from prior periods.
(6)	Recognition of net investment income (loss) by each Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which each Fund invests.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS
PACIFIC FINANCIAL EXPLORER FUND

The table sets forth financial data for one share of beneficial interest outstanding throughout each period indicated.
	Investor Class
	Year Ended	Year Ended	Year Ended	Year Ended	Period Ended
	April 30,	April 30,	April 30,	April 30,	April 30,
	2013	2012	2011	2010	2009 *

Net asset value, beginning of period	$ 7.78	$ 8.68	$ 7.93	$ 6.09	$ 6.41
Activity from investment operations:
Net investment income (loss) (1)	0.11	(0.07)	(0.13)	(0.16)	(0.03)
Net realized and unrealized gain (loss)	0.86	(0.83)	1.13	2.00	(0.29)
Total from investment operations	0.97	(0.90)	1.00	1.84	(0.32)
Less distributions from:
Net Investment Income	(0.05)	-	-	-	-
Net Realized Gains	(0.04)	-	(0.25)	-	-
Total distributions	(0.09)	-	(0.25)	-	-

Net asset value, end of period	$ 8.66	$ 7.78	$ 8.68	$ 7.93	$ 6.09

Total return (2,3)	12.59%	-10.37%	12.96%	30.21%	-4.99%
Ratios/Supplemental Data:
Net assets, end of period (in 000s)	$ 31,326	$ 12,550	$ 8,011	$ 223	$ 19
Ratios of expenses to
average net assets: (4)	2.45%	2.46%	2.61%	2.63%	2.42%	(5)
Ratios of net investment income (loss) to
average net assets: (4,6)	1.43%	-0.94%	-1.57%	-2.20%	-1.73%	(5)
Portfolio turnover rate	466%	790%	688%	872%	639%	(7)

*Investor shares for all Funds commenced operations on January 2, 2009.
(1)	Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period.
(2)

Aggregate (not annualized) total return is shown for any period shorter than one year.  Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption.
of shares.

(3)	Assumes reinvestment of all dividends and distributions, if any.
(4)

The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund's proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(5)	Annualized.
(6)	Recognition of net investment income (loss) by each Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which each Fund invests.
(7)	Not annualized.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS
PACIFIC FINANCIAL INTERNATIONAL FUND

The table sets forth financial data for one share of beneficial interest outstanding throughout each period indicated.
	Institutional Class
	Year Ended	Year Ended		Year Ended		Year Ended		Year Ended
	April 30,	April 30,		April 30,		April 30,		April 30,
	2013	2012		2011		2010		2009

Net asset value, beginning of period	$ 4.84	$ 6.39		$ 5.48		$ 4.28		$ 9.29
Activity from investment operations:
Net investment income (loss) (1)	0.05	(0.01)		0.02		0.05		0.07
Net realized and unrealized gain (loss)	0.34	(1.53)		0.89		1.18		(5.08)
Total from investment operations	0.39	(1.54)		0.91		1.23		(5.01)

Less distributions from:
Net Investment Income	-	(0.01)		0.00	(2)	(0.03)		-
Total distributions	-	(0.01)		0.00		(0.03)		-

Net asset value, end of period	$ 5.23	$ 4.84		$ 6.39		$ 5.48		$ 4.28

Total return (3,4)	8.06%	-24.15%		16.63%		28.80%		-53.93%
Ratios/Supplemental Data:
Net assets, end of period (in 000s)	$ 4,750	$ 4,842		$ 10,541		$ 20,006		$ 3,735
Ratios of gross expenses to
average net assets: (5)	2.05%	1.91%		1.92%		1.98%		2.45%
Ratios of net expenses to
average net assets: (5)	2.05%	1.99%	(6)	2.00%	(6)	2.00%	(6)	2.35%
Ratios of net investment income (loss) to
average net assets: (5,7)	1.02%	-0.22%		0.28%		0.94%		0.94%
Ratios of net investment income (loss) to
average net assets - pre waiver/recapture: (5,7)	1.02%	-0.14%		0.35%		0.95%		0.84%
Portfolio turnover rate	332%	570%		584%		474%		653%

(1)	Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period.
(2)	Per share amount represents less than $0.01 per share.
(3)

Aggregate (not annualized) total return is shown for any period shorter than one year.  Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

(4)	Assumes reinvestment of all dividends and distributions, if any.
(5)

The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund's proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(6)	Represents the ratio of expenses to average net assets inclusive of Advisor's recapture of waived/reimbursed fees from prior periods.
(7)	Recognition of net investment income (loss) by each Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which each Fund invests.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS
PACIFIC FINANCIAL INTERNATIONAL FUND

The table sets forth financial data for one share of beneficial interest outstanding throughout each period indicated.
		Investor Class
		Year Ended	Year Ended	Year Ended		Year Ended	Period Ended
		April 30,	April 30,	April 30,		April 30,	April 30,
		2013	2012	2011		2010	2009 *

Net asset value, beginning of period		$ 4.74	$ 6.32	$ 5.44		$ 4.28	$ 5.35
Activity from investment operations:
	Net investment income (loss) (1)	0.02	(0.04)	(0.05)		0.02	0.01
	Net realized and unrealized gain (loss)	0.33	(1.52)	0.93		1.16	(1.08)
	Total from investment operations	0.35	(1.56)	0.88		1.18	(1.07)

Less distributions from:
	Net Investment Income	-	(0.02)	0.00	(2)	(0.02)	-
Total distributions		-	(0.02)	0.00		(0.02)	-

Net asset value, end of period		$ 5.09	$ 4.74	$ 6.32		$ 5.44	$ 4.28

Total return (3,4)		7.38%	-24.72%	16.18%		27.66%	-20.00%
Ratios/Supplemental Data:
	Net assets, end of period	$ 11,051	$ 4,870	$ 5,039		$ 808	$ 8
	Ratios of expenses to
	average net assets: (5)	2.80%	2.69%	2.67%		2.73%	2.35%	(6)
	Ratios of net investment income (loss) to
	average net assets: (5,7)	0.34%	-0.78%	-0.80%		0.34%	0.94%	(6)
	Portfolio turnover rate	332%	570%	584%		474%	653%	(8)

*Investor shares for all Funds commenced operations on January 2, 2009.
(1)	Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period.
(2)	Per share amount represents less than $0.01 per share.
(3)

Aggregate (not annualized) total return is shown for any period shorter than one year.  Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

(4)	Assumes reinvestment of all dividends and distributions, if any.
(5)

The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund's proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(6)	Annualized.
(7)	Recognition of net investment income (loss) by each Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which each Fund invests.
(8)	Not annualized.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS
PACIFIC FINANCIAL STRATEGIC CONSERVATIVE FUND

The table sets forth financial data for one share of beneficial interest outstanding throughout each period indicated.
	Institutional Class
	Year Ended	Year Ended	Year Ended	Year Ended		Year Ended
	April 30,	April 30,	April 30,	April 30,		April 30,
	2013	2012	2011	2010		2009

Net asset value, beginning of period	$ 9.59	$ 9.52	$ 9.37	$ 9.10		$ 10.00
Activity from investment operations:
Net investment income (1)	0.34	0.29	0.45	0.26		0.22
Net realized and unrealized gain (loss)	0.39	0.07	0.14	0.21		(0.64)
Total from investment operations	0.73	0.36	0.59	0.47		(0.42)

Less distributions from:
Net Investment Income	(0.31)	(0.29)	(0.44)	(0.20)		(0.48)
Net Realized Gains	(0.05)	-	-	-		-
Total distributions	(0.36)	(0.29)	(0.44)	(0.20)		(0.48)

Net asset value, end of period	$ 9.96	$ 9.59	$ 9.52	$ 9.37		$ 9.10

Total return (2,3)	7.70%	3.81%	6.41%	5.24%		-4.27%
Ratios/Supplemental Data:
Net assets, end of period (in 000s)	$ 35,042	$ 32,426	$ 33,153	$ 43,886		$ 18,209
Ratios of gross expenses to
average net assets: (4)	1.65%	1.65%	1.71%	1.81%		2.23%
Ratios of net expenses to
average net assets: (4)	1.65%	1.65%	1.71%	1.91%	(6)	2.20%
Ratios of net investment income to
average net assets: (4,6)	3.45%	3.04%	4.72%	2.78%		2.34%
Ratios of net investment income to
average net assets - pre waiver/recapture (4,6)	3.45%	3.04%	4.72%	2.88%		2.31%
Portfolio turnover rate	81%	218%	162%	247%		536%

(1)	Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period.
(2)

Aggregate (not annualized) total return is shown for any period shorter than one year.  Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

(3)	Assumes reinvestment of all dividends and distributions, if any.
(4)

The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund's proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(5)	Represents the ratio of expenses to average net assets inclusive of Advisor's recapture of waived/reimbursed fees from prior periods.
(6)	Recognition of net investment income (loss) by each Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which each Fund invests.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS
PACIFIC FINANCIAL STRATEGIC CONSERVATIVE FUND

The table sets forth financial data for one share of beneficial interest outstanding throughout each period indicated.
		Investor Class
		Year Ended	Year Ended	Year Ended	Year Ended	Period Ended
		April 30,	April 30,	April 30,	April 30,	April 30,
		2013	2012	2011	2010	2009 *

Net asset value, beginning of period		$ 9.57	$ 9.50	$ 9.33	$ 9.09	$ 9.26
Activity from investment operations:
	Net investment income (loss) (1)	0.28	0.23	0.47	0.26	(0.09)
	Net realized and unrealized gain (loss)	0.38	0.05	0.05	0.15	(0.08)
	Total from investment operations	0.66	0.28	0.52	0.41	(0.17)

Less distributions from:
	Net Investment Income	(0.25)	(0.21)	(0.35)	(0.17)	-
	Net Realized Gains	(0.05)	-	-	-	-
Total distributions		(0.30)	(0.21)	(0.35)	(0.17)	-

Net asset value, end of period		$ 9.93	$ 9.57	$ 9.50	$ 9.33	$ 9.09

Total return (2,3)		6.92%	3.01%	5.61%	4.58%	-1.84%
Ratios/Supplemental Data:
	Net assets, end of period (in 000s)	$ 63,399	$ 28,724	$ 11,906	$ 1,552	$ 54
	Ratios of expenses to
	average net assets: (4)	2.40%	2.41%	2.46%	2.56%	2.41%	(5)
	Ratios of net investment income (loss) to
	average net assets: (4,6)	2.86%	2.40%	4.91%	2.76%	-3.12%	(5)
	Portfolio turnover rate	81%	218%	162%	247%	536%	(7)

*Investor shares for all Funds commenced operations on January 2, 2009.
(1)	Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period.
(2)

Aggregate (not annualized) total return is shown for any period shorter than one year.  Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

(3)	Assumes reinvestment of all dividends and distributions, if any.
(4)

The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund's proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(5)	Annualized.
(6)	Recognition of net investment income (loss) by each Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which each Fund invests.
(7)	Not annualized.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS
PACIFIC FINANCIAL TACTICAL FUND

The table sets forth financial data for one share of beneficial interest outstanding throughout each period indicated.
	Institutional Class
	Year Ended	Year Ended	Year Ended	Year Ended		Year Ended
	April 30,	April 30,	April 30,	April 30,		April 30,
	2013	2012	2011	2010		2009

Net asset value, beginning of period	$ 9.54	$ 9.78	$ 9.84	$ 9.25		$ 9.68
Activity from investment operations:
Net investment income (1)	0.28	0.11	0.21	0.16		0.10
Net realized and unrealized gain (loss)	0.48	(0.28)	(0.06)	0.44		(0.39)
Total from investment operations	0.76	(0.17)	0.15	0.60		(0.29)

Less distributions from:
Net Investment Income	(0.21)	(0.07)	(0.21)	(0.01)		(0.14)
Total distributions	(0.21)	(0.07)	(0.21)	(0.01)		(0.14)

Net asset value, end of period	$ 10.09	$ 9.54	$ 9.78	$ 9.84		$ 9.25

Total return (2,3)	7.98%	-1.76%	1.53%	6.48%		-3.03%
Ratios/Supplemental Data:
Net assets, end of period (in 000s)	$ 9,949	$ 16,752	$ 20,953	$ 22,394		$ 21,259
Ratios of gross expenses to
average net assets: (4)	1.79%	1.70%	1.80%	1.88%		2.22%
Ratios of net expenses to
average net assets: (4)	1.79%	1.70%	1.80%	2.00%	(5)	2.21%
Ratios of net investment income to
average net assets: (4,6)	2.87%	1.14%	2.09%	1.68%		1.06%
Ratios of net investment income to
average net assets - pre waiver/recapture: (4,6)	2.87%	1.14%	2.09%	1.80%		1.05%
Portfolio turnover rate	156%	263%	324%	240%		394%

(1)	Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period.
(2)

Aggregate (not annualized) total return is shown for any period shorter than one year.  Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

(3)	Assumes reinvestment of all dividends and distributions, if any.
(4)

The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund's proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(5)	Represents the ratio of expenses to average net assets inclusive of Advisor's recapture of waived/reimbursed fees from prior periods.
(6)	Recognition of net investment income (loss) by each Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which each Fund invests.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS
PACIFIC FINANCIAL TACTICAL FUND

The table sets forth financial data for one share of beneficial interest outstanding throughout each period indicated.
	Investor Class
	Year Ended	Year Ended	Year Ended	Year Ended	Period Ended
	April 30,	April 30,	April 30,	April 30,	April 30,
	2013	2012	2011	2010	2009 *

Net asset value, beginning of period	$ 9.38	$ 9.65	$ 9.78	$ 9.24	$ 9.26
Activity from investment operations:
Net investment income (loss) (1)	0.21	0.04	0.14	0.12	(0.05)
Net realized and unrealized gain (loss)	0.46	(0.28)	(0.06)	0.42	0.03
Total from investment operations	0.67	(0.24)	0.08	0.54	(0.02)
Less distributions from:
Net Investment Income	(0.14)	(0.03)	(0.21)	-	-
Total distributions	(0.14)	(0.03)	(0.21)	-	-

Net asset value, end of period	$ 9.91	$ 9.38	$ 9.65	$ 9.78	$ 9.24

Total return (2,3)	7.15%	-2.49%	0.80%	5.84%	-0.22%
Ratios/Supplemental Data:
Net assets, end of period (in 000s)	$ 12,937	$ 12,556	$ 6,251	$ 498	$ 20
Ratios of expenses to
average net assets: (4)	2.54%	2.46%	2.55%	2.63%	2.28%	(5)
Ratios of net investment income (loss) to
average net assets: (4,6)	2.23%	0.41%	1.49%	1.20%	-1.82%	(5)
Portfolio turnover rate	156%	263%	324%	240%	394%	(7)

*Investor shares for all Funds commenced operations on January 2, 2009.
(1)	Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period.
(2)

Aggregate (not annualized) total return is shown for any period shorter than one year.  Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

(3)	Assumes reinvestment of all dividends and distributions, if any.
(4)

The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund's proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(5)	Annualized.
(6)	Recognition of net investment income (loss) by each Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which each Fund invests.
(7)	Not annualized.

See accompanying notes to financial statements.

THE PACIFIC FINANCIAL FUNDS

NOTES TO FINANCIAL STATEMENTS

April 30, 2013

1.

ORGANIZATION

The Pacific Financial family of mutual funds (each a “Fund”, collectively the “Funds”) is comprised of five different actively managed funds. Each Fund is a diversified series of shares of beneficial interest of Northern Lights Fund Trust (the “Trust”), a trust organized under the laws of the State of Delaware on January 19, 2005, and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Funds are the Pacific Financial Core Equity Fund (the "Core Equity Fund"), the Pacific Financial Explorer Fund (the "Explorer Fund"), the Pacific Financial International Fund (the "International Fund"), the Pacific Financial Strategic Conservative Fund (the "Strategic Conservative Fund") and the Pacific Financial Tactical Fund (the "Tactical Fund"). The investment objective of each fund is as follows:

Fund

Primary Objective

Core Equity Fund

Long Term Capital Appreciation

Explorer Fund

Long Term Capital Appreciation

International Fund

Long Term Capital Appreciation

Strategic Conservative Fund

Preservation of Capital and Current Income

Tactical Fund

Long Term Capital Appreciation

Each Fund currently offers two classes of shares:  Institutional Shares and Investor Shares.  Each class of shares of the Funds has identical rights and privileges with respect to arrangements pertaining to shareholder servicing or distribution, class-related expenses, voting rights on matters affecting a single class of shares, and the exchange privilege of each class of shares. The Funds’ share classes differ in the fees and expenses charged to shareholders.  The Funds’ income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation. In unusual circumstances, instead of valuing securities in the usual manner, securities will be valued at their fair market value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).   The Board of Trustees (the “Board”) will review the fair value method in use for securities requiring a fair market value determination at least quarterly.  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.  Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

A Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor.  The team may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

THE PACIFIC FINANCIAL FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

April 30, 2013

Fair Value Team and Valuation Process – This team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who take into consideration all relevant factors as may be appropriate under the circumstances).  If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Fund of Funds - The Funds may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”).  Open-end funds are valued at their respective net asset values as reported by such investment companies.  Open-end funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the open-end funds.

The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share.  The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

The Funds utilize various methods to measure the fair value of all of their investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that a Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing a Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

THE PACIFIC FINANCIAL FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

April 30, 2013

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of April 30, 2013, for the Funds’ assets and liabilities measured at fair value:

Pacific Financial Core Equity Fund
Assets *	Level 1	Level 2	Level 3	Total
Mutual Funds	$ 50,662,976	$ -	$ -	$ 50,662,976
Exchange Traded Funds	64,252,947	-	-	64,252,947
Short-Term Investments	1,038,959	-	-	1,038,959
Total	$ 115,954,882	$ -	$ -	$ 115,954,882

Pacific Financial Explorer Fund
Assets *	Level 1	Level 2	Level 3	Total
Mutual Funds	$ 26,060,784	$ -	$ -	$ 26,060,784
Exchange Traded Funds	$ 25,554,061	-	-	25,554,061
Short-Term Investments	368,362	-	-	368,362
Total	$ 51,983,207	$ -	$ -	$ 51,983,207

Pacific Financial International Fund
Assets *	Level 1	Level 2	Level 3	Total
Mutual Funds	$ 15,679,074	$ -	$ -	$ 15,679,074
Short-Term Investments	74,280	-	-	74,280
Total	$ 15,753,354	$ -	$ -	$ 15,753,354

Pacific Financial Strategic Conservative Fund
Assets *	Level 1	Level 2	Level 3	Total
Mutual Funds	$ 93,474,672	$ 3,896,123	$ -	$ 97,370,795
Short-Term Investments	4,282,625	-	-	4,282,625
Total	$ 97,757,297	$ 3,896,123	$ -	$ 101,653,420

Pacific Financial Tactical Fund
Assets *	Level 1	Level 2	Level 3	Total
Mutual Funds	$ 20,909,817	$ 1,689,460	$ -	$ 22,599,277
Short-Term Investments	561,295	-	-	561,295
Total	$ 21,471,112	$ 1,689,460	$ -	$ 23,160,572

* Refer to the Portfolio of Investments for Industry Classification.

The Funds did not hold any Level 3 securities during the year.

There were no transfers from Level 2 to Level 1 for the Core Equity Fund, Explorer Fund, or International Fund. Transfers that were made into Level 2 represent securities being fair valued using observable inputs. A quoted price was not available at the time of valuation; therefore a fair valued price using observable inputs was used.

It is the Funds’ policy to record transfers between Level 1 and Level 2 at the end of the reporting period.

THE PACIFIC FINANCIAL FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

April 30, 2013

The following amounts were transfers in/(out) of Level 2 assets:

Pacific Financial Strategic Conservative Fund
	MutualFunds	Total
Beginning Balance Level 2	$ -	$ -
Transfers into Level 2 from Level 1	3,896,123	3,896,123
Transfers from Level 2 into Level 1	-	-
Net Transfer In/(Out) of Level 2	$ 3,896,123	$ 3,896,123

Pacific Financial Tactical Fund
	MutualFunds	Total
Beginning Balance Level 2	$ -	$ -
Transfers into Level 2 from Level 1	1,689,460	1,689,460
Transfers from Level 2 into Level 1	-	-
Net Transfer In/(Out) of Level 2	$ 1,689,460	$ 1,689,460

* Refer to the Portfolio of Investments for Industry Classification.

Security transactions and related income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis.  Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date.  Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.  Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Dividends and distributions to shareholders – Dividends from net investment income, if any, are declared and paid annually except for the Strategic Conservative Fund, which is declared and paid quarterly. Distributable net realized capital gains, if any, are declared and distributed annually by the Funds. Dividends from net investment income and distributions from net realized gains are recorded on ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses, capital loss carryforwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.  Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of each Fund.

Federal income tax – It is the policy of each fund to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no Federal income tax provision is required.

Each Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management has analyzed the Funds tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded as of or for the year ended April 30, 2013, related to uncertain tax positions taken on returns filed for open tax years (2010-2012) or expected to be taken in each Fund’s 2013 tax returns.  Each Fund identifies their major tax jurisdictions as U.S. Federal and Nebraska, and foreign jurisdictions where the Funds make significant investments; however the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Use of Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Allocation of Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or another appropriate basis.  Expenses specifically attributable to a particular Fund in the Pacific Financial family of Funds are borne by that Fund.  Other expenses are allocated to each Fund based on its net assets in relation to the total net assets of all the applicable Funds in the Pacific Financial family of Funds or another reasonable basis.

THE PACIFIC FINANCIAL FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

April 30, 2013

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities.  The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred.  However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be remote.

3.

INVESTMENT TRANSACTIONS

For the year ended April 30, 2013, cost of purchases and proceeds from sales of Fund securities, other than short-term investments amounted to the following:

Fund

          Purchases

              Sales

Core Equity Fund

        $ 380,761,673

       $ 358,097,525

Explorer Fund

           190,829,758

          173,275,713

International Fund

             42,301,439

            37,410,167

Strategic Conservative Fund

             96,433,037

            62,216,954

Tactical Fund

             34,269,154

            41,149,164

4.

INVESTMENT ADVISORY AGREEMENT / TRANSACTIONS WITH AFFILIATES

The business activities of the Funds are overseen under the direction of the Board, which is responsible for the overall management of the Funds. The Pacific Financial Group, Inc. serves as the Funds’ investment advisor (the “Advisor”). The Funds have employed Gemini Fund Services, LLC (“GFS”) to provide administration, fund accounting, transfer agent, and custody administration services. A Trustee and certain officers of the Funds are also officers of GFS, and are not paid any fees directly by the Funds for serving in such capacities.

Pursuant to an Investment Advisory Agreement with the Funds, the Advisor, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others, including the Advisor.  As compensation for its services and the related expenses borne by the Advisor, the Funds pay the Advisor an investment advisory fee, computed and accrued daily and paid monthly, at an annual rate of 1.00% of each of the Fund’s average daily net assets.

The Board has adopted, on behalf of the Funds, a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act.  The Plan provides that a monthly service and/or distribution fee is calculated by each Fund at an annual rate of 0.25% and 1.00% of the average daily net assets attributable to the Institutional and Investor Class shares, respectively, and is paid to Northern Lights Distributors, LLC (the “Distributor”) to provide compensation for ongoing shareholder servicing and distribution-related activities or services and/or maintenance of each Fund’s shareholder accounts, not otherwise required to be provided by the Advisor. During the year ended April 30, 2013, pursuant to the Plan, the Institutional and Investor Class shares were charged as follows:

Fund	Institutional Class	Investor Class
Core Equity Fund	$ 106,539	$ 464,252
Explorer Fund	45,536	191,643
International Fund	11,893	67,061
Strategic Conservative Fund	85,551	431,147
Tactical Fund	28,708	106,477

The Distributor acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares.  The Distributor is an affiliate of GFS.

THE PACIFIC FINANCIAL FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

April 30, 2013

Effective April 1, 2013, with the approval of the Board, the Fund pays its pro rata share of a total fee of $27,625 per quarter for the Northern Lights Fund Trust to each Trustee who is not affiliated with the Trust or Advisor. Previously, the Fund paid its pro rata share of a total fee of $21,500 per quarter for the Northern Lights Fund Trust to each Trustee who is not affiliated with the Trust or Advisor. The Fund pays the chairperson of the Audit committee its pro rata share of an additional $2,000 per quarter. The “interested persons” who serve as Trustees of the Trust receive no compensation for their services as Trustees.  None of the executive officers receive compensation from the Trust.

Pursuant to separate servicing agreements with GFS, the Funds pay GFS customary fees for providing administration, fund accounting, transfer agency and custody administration services to the Funds. GFS provides Principal Executive Officer and a Principal Financial Officer to the Funds.

In addition, certain affiliates of GFS provide ancillary services to the Funds as follows:

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of GFS, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Funds.

Gemcom, LLC (“Gemcom”), an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis.   For the provision of these services, Gemcom receives customary fees from the Funds.

Orion Advisor Services, LLC (“Orion”), an affiliate of GFS, provides shareholder administration services to the Funds. For the year ending April 30, 2013, the Funds paid fees to Orion for compensation for these services as follows:

Fund
Core Equity Fund	$15,090
Explorer Fund	6,475
International Fund	1,810
Strategic Conservative Fund	13,762
Tactical Fund	3,447

5.

INVESTMENT IN AFFILIATED COMPANIES

An affiliated company is a company in which a Fund has ownership of at least 5% of the voting securities.   There were no affiliated companies as of April 30, 2013.   Transactions during the year with companies which are affiliates are as follows:

Pacific Financial International Fund
CUSIP	Description	Value- Beginning of Year	Purchases	Sales Proceeds	Net Realized Gain/ (Loss)	Change in Unrelized Appreciation/ (Depreciation)	Value-End of Year
37950E655	Global X FTSE Andean 40 ETF	$ 985,106	$ 535,655	$ (1,398,602)	$ (92,733)	$ (29,426)	$ -

THE PACIFIC FINANCIAL FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

April 30, 2013

6.   DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions for the years ended April 30, 2013 and April 30, 2012, were as follows:

For the year ended April 30, 2013:
	Ordinary	Long-Term
	Income	Capital Gain	Total
Core Equity Fund	$ 3,572,691	$ 57,905	$ 3,630,596
Explorer Fund	515,703	-	515,703
International Fund	-	-	-
Strategic Conservative Fund	2,322,031	389,612	2,711,643
Tactical Fund	354,679	-	354,679

For the year ended April 30, 2012:
	Ordinary	Long-Term
	Income	Capital Gain	Total
Core Equity Fund	$ -	$ -	$ -
Explorer Fund	-	-	-
International Fund	21,844	-	21,844
Strategic Conservative Fund	1,500,015	-	1,500,015
Tactical Fund	166,386	-	166,386

As of April 30, 2013, the components of distributable earnings/ (deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Post October Loss	Capital Loss	Unrealized	Total
	Ordinary	Long-Term	and	Carry	Appreciation/	Accumulated
	Income	Gains	Late Year Loss	Forwards	(Depreciation)	Earnings/(Deficits)
Core Equity Fund	$ 4,926,933	$ 200,785	$ -	$ -	$ 6,582,390	$ 11,710,108
Explorer Fund	1,589,320	40,292	-	-	3,052,830	4,682,442
International Fund	15,829	-	-	(6,353,129)	1,289,140	(5,048,160)
Strategic Conservative Fund	426,624	366,971	-	-	2,053,513	2,847,108
Tactical Fund	237,300	-	-	(845,217)	894,814	286,897

The difference between book basis and tax basis unrealized appreciation/(depreciation) is primarily attributable to the tax deferral of losses on wash sales.

At April 30, 2013, the following Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

			Non-Expiring
	2016	2017	Short-Term	Long-Term	Total

International Fund	$ 1,383,595	$ 1,258,183	$ 3,711,351	$ -	$ 6,353,129
Tactical Fund	-	266,527	578,690	-	845,217

The Regulated Investment Company Modernization Act of 2010 which was enacted on December 22, 2010 requires the Funds to utilize post-enactment (non-expiring) capital losses prior to pre-enactment capital loss carryovers for fiscal year ends beginning after the date of enactment.  As a result, there may be greater likelihood that all or a portion of the Funds’ pre-enactment capital loss carryovers may expire without being utilized.

THE PACIFIC FINANCIAL FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

April 30, 2013

7. NEW ACCOUNTING PRONOUNCEMENT

In December 2011, the Financial Accounting Standard Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-11 related to disclosures about offsetting assets and liabilities. In January 2013, the FASB issued ASU No. 2013-01, which gives additional clarification to ASU 2011-11.  The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position.  The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The guidance requires retrospective application for all comparative periods presented.  Management is currently evaluating the impact these amendments may have on the Funds’ financial statements.

8.  SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued.   Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of

Northern Lights Fund Trust

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments of Pacific Financial Core Equity Fund, Pacific Financial Explorer Fund, Pacific Financial International Fund, Pacific Financial Strategic Conservative Fund, and Pacific Financial Tactical Fund (the “Funds”), each a series of the Northern Lights Fund Trust, as of April 30, 2013, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended.  These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of April 30, 2013, by correspondence with the custodian and brokers.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Pacific Financial Core Equity Fund, Pacific Financial Explorer Fund, Pacific Financial International Fund, Pacific Financial Strategic Conservative Fund, and Pacific Financial Tactical Fund as of April 30, 2013, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

COHEN FUND AUDIT SERVICES, LTD.

Cleveland, Ohio

July 1, 2013

THE PACIFIC FINANCIAL FUNDS

EXPENSE EXAMPLES

April 30, 2013 (Unaudited)

Example

As a shareholder of a Fund you will pay ongoing expenses, such as advisory fees, distribution and service fees (12b-1), and other fund expenses.  The following examples are intended to help you understand the ongoing cost (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  Please note, the expenses shown in the tables are meant to highlight ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions which may be assessed by mutual funds.  This Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The columns under the heading entitled “Actual” help you estimate the actual expenses you paid over the period.  The “Actual Ending Account Value” shown is derived from the Fund’s actual return, and the “Actual Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund.  To estimate the expenses you paid on your account during this period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled “Actual Expenses Paid During Period”.

Hypothetical Examples for Comparison Purposes

The columns under the heading entitled “Hypothetical” provide information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs which may be applicable to your account.  Therefore, the last column of the table (Hypothetical Expenses Paid During Period) is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

			Actual		Hypothetical (5% return before expenses)
Institutional Class	Fund’s Annualized Expense Ratio	Beginning Account Value 11/1/12	Ending Account Value 4/30/13	Expenses Paid During Period*	Ending Account Value 4/30/13	Expenses Paid During Period*

Pacific Financial Core Equity Fund	1.63%	$ 1,000.00	$ 1,136.90	$ 8.64	$ 1,016.71	$ 8.15
Pacific Financial Explorer Fund	1.67%	$ 1,000.00	$ 1,140.60	$ 8.86	$ 1,016.51	$ 8.35
Pacific Financial International Fund	1.97%	$ 1,000.00	$ 1,134.50	$10.43	$ 1,015.03	$ 9.84
Pacific Financial Strategic Conservative Fund	1.63%	$ 1,000.00	$ 1,035.40	$ 8.23	$ 1,016.71	$ 8.15
Pacific Financial Tactical Fund	1.78%	$ 1,000.00	$ 1,040.60	$ 9.01	$ 1,015.97	$ 8.90

			Actual		Hypothetical (5% return before expenses)
Investor Class	Fund’s Annualized Expense Ratio	Beginning Account Value 11/1/12	Ending Account Value 4/30/13	Expenses Paid During Period*	Ending Account Value 4/30/13	Expenses Paid During Period*

Pacific Financial Core Equity Fund	2.37%	$ 1,000.00	$ 1,132.40	$ 12.53	$ 1,013.04	$ 11.83
Pacific Financial Explorer Fund	2.41%	$ 1,000.00	$ 1.137.60	$ 12.77	$ 1,012.84	$ 12.03
Pacific Financial International Fund	2.70%	$ 1,000.00	$ 1,131.10	$ 14.27	$ 1,011.41	$ 13.47
Pacific Financial Strategic Conservative Fund	2.37%	$ 1,000.00	$ 1,032.30	$ 11.94	$ 1,013.04	$ 11.83
Pacific Financial Tactical Fund	2.53%	$ 1,000.00	$ 1,036.20	$ 12.77	$ 1,012.25	$ 12.62

*Expenses Paid during the Period are equal to the Classes annualized expense ratio, multiplied by the average account value over the period, multiplied by 181 days and divided by 365.

THE PACIFIC FINANCIAL FUNDS

SUPPLEMENTAL INFORMATION (Unaudited)

April 30, 2013

The Pacific Funds (Adviser – The Pacific Financial Group, Inc.)

In connection with the February 6 and 7, 2013 regular meeting of the Board of Trustees (the “Trustees” or the “Board”) of the Northern Lights Fund Trust (the “Trust”), the Trustees, including a majority of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”), discussed the approval of an investment advisory agreement (the “Advisory Agreement”) between The Pacific Financial Group, Inc. (the “Adviser”) and the Trust, on behalf of Pacific Financial Core Equity Fund, Pacific Financial Explorer Fund, Pacific financial International Fund, Pacific Financial Strategic Conservative Fund and Pacific Financial Tactical Fund (each a “Fund” collectively the “Funds”). In considering the renewal of the Advisory Agreement, the Board received materials specifically relating to the Advisory Agreement.

The Trustees relied upon the advice of Counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement and the weight to be given to each such factor.  The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor.  Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Advisory Agreement.

Nature, Extent and Quality of Service.  The Board revisited their discussion of PFG from its December 2012 meeting, and again considered the longevity of the relationship between PFG and the Trust noting that PFG has had Funds in the Trust for over 5 years.  The Trustees considered management’s prior observation that the Adviser has done a professional job managing the investments of the Funds it manages that are in the Trust, and noted that PFG had done a good job of improving performance and raising assets over the last 6 months.  They also noted that the Trust’s CCO had indicated that PFG has a strong culture of compliance and that its CCO is experienced, responsive and easy to work with, and discussed that the Adviser has demonstrated an ongoing willingness to provide robust research, compliance and investment management tools.  In addition, the Trustees noted that PFG has recently added two new portfolio managers, one of whom holds the Chartered Financial Analyst (“CFA”) designation, and is in the process of hiring a third new portfolio manager to assist with the ongoing management of the Funds.  The Trustees concluded that they were comfortable with the nature, extent and quality of services that PFG is expected to continue to provide.

Performance.  The Board reviewed the performance of the Funds as compared to its respective peer group and Morningstar category.  With respect to the Pacific Financial Core Equity Fund (“Financial Core”) they noted the Fund’s positive performance of the last one year and its continuously improved performance since inception and outperformed the peer group over the last year.  They noted that although the Fund’s performance continued to improve over time, it underperformed its Morningstar category average and S&P 500 with returns of 24.28%, 26.84% and 30.20%, respectively.  The Board noted, however, the Adviser revised its approach in mid-August 2012 and since that time, through the end of third quarter 2012, the Fund was even with its benchmark.

With respect to the Pacific Financial Explorer Fund (“Explorer”) the Board noted Explorer had outperformed its peer group over the last 1 year (22.78% vs. 19.71%) and has continued to improve its performance, relative to the peer group and US Mid Cap Growth Morningstar Category Average, since inception in July 2007.  The Trustees noted Explorer’s improved performance, most recently, could be attributed in part to the Adviser’s revisions to its investment approach in August 2012.

With respect to the Pacific Financial International Fund (“International”) the Board noted the Fund’s positive performance in the last year, although it underperformed each of its benchmarks.  The Trustees further noted, however, though December 31, 2012, the Fund is up 12.8% which is more in line with benchmarks, and that the Fund is only 20 bps behind its index as compared to 400 bps behind a year ago.  They considered that a representative of the Adviser had acknowledged that the Fund’s performance has been poor, but noted the Adviser is investing resources to improve performance and improve returns.  They also noted that a representative of the Adviser had indicated it was working to identify managers with a proven track record over time, and believes the Fund will outperform the index this year.  The Trustees noted the Adviser began changing its investment approach in August 2012, and through the end of the third quarter 2012, the Fund was even with the benchmark. More recently, they acknowledged, the Adviser has noticed some weakness in the performance and are evaluating new securities to be added to the International Fund to address the issue.  Finally, they considered that the Adviser looks at holdings with a longer term horizon in mind and believes the selections in the Fund are good and may need some more time to come to fruition.

With respect to the Pacific Financial Tactical Fund (“Tactical”), the Board noted that Tactical is up 3.98% for the year and is performing in the way the Adviser planned.  The Trustees reviewed Tactical’s performance as compared to its peer group and Conservative Allocation Morningstar Category Average and noted that although Tactical underperformed both benchmarks over each period shown, it returned positive performance over 1 year, 5 years and Since Inception.

With respect to the Pacific Financial Strategic Conservative Fund (“Conservative”), the Board noted Conservative is up 6.30% for the year, 2.69% for 5 years and 2.79% since inception.  The Trustees reviewed Conservative’s performance as compared to its peer group and noted that the Fund had outperformed its peer group (4.68%) and the Barclays US Government/Credit Interm TR Index (4.40%) over the last year.

With respect to each of the Funds, the Trustees considered the Adviser has recently increased its Portfolio Management resources.  They noted that the Fund’s performance improved significantly after the Adviser made enhancements to the Funds’ strategies at the Board’s request, and a representative of the Adviser had again noted his appreciation for the Board’s valuable input and perspective.  The Board concluded that the Adviser has the ability and experience to generate relative positive returns for each of the Funds.

Fees and Expenses. The Board noted that the advisory fee for each Fund is 1%.  The Trustees compared the advisory fees to the average fees charged by each Fund’s peer group and Morningstar Category.  They also considered in their review that the Morningstar Category Averages are more general comparisons, and that each peer group is carefully selected by the Adviser to be funds that more closely match the strategies of the Funds.  They noted that each Fund charges a management fee that is higher than its peer group average.  They further noted that the Funds are not marketed to the general public and, rather, are intended to be part of a professionally advised portfolio by financial planners who normally charge a 1% to 2% for their planning services. They considered the Adviser’s representation that these planners do not generally charge a fee for their services, as their compensation comes from revenue from the Adviser, and that although the Funds have higher than average expenses, when considered in combination with the consulting the planners provide, they are reasonably priced.  After further discussion, the Independent Trustees concluded that the management fee for each Fund is reasonable.

Economies of Scale.  The Board considered whether economies of scale had been realized, on a Fund-by-Fund basis, with respect to the management of the Funds noting that none of the Funds are over $100 million.  The Trustees noted that the Funds will not likely reach asset levels for which meaningful economies of scale would be realized in the near term, but that the Adviser had represented to the Trustees that it would consider breakpoints in the future as each Fund reaches a size that achieves reasonable economies of scale.  After discussion, the Board’s consensus was that based on the anticipated size of each Fund, although breakpoint levels had not been negotiated at this time, the issue of breakpoints would be revisited for a particular Fund that materially increases in assets.

Profitability. The Trustees considered the Adviser’s profits realized in connection with the operation of each Fund and whether the profit level represented is a fair entrepreneurial profit with respect to the services to be provided to the Funds.  The Trustees noted that the Adviser earned a profit from each Fund, and that the profits, as a percentage of fees paid, were reasonable in each case.  The Trustees concluded that the anticipated level of profit was not excessive.

Conclusion.  Having requested and received such information from the Adviser as the Board believed to be reasonably necessary to evaluate the terms of the Advisory Agreement, and as assisted by the advice of independent counsel, the Board concluded that each Fund’s advisory fee structure is reasonable and that approval of the Advisory Agreement is in the best interests of the Trust and the shareholders of each Fund.

*Due to the timing of the contract renewal schedule, these deliberations may or may not relate to the current performance results of the Funds.

THE PACIFIC FINANCIAL FUNDS

SUPPLEMENTAL INFORMATION (Unaudited)(Continued)

April 30, 2013

This chart provides information about the Trustees and Officers who oversee the Fund. Officers elected by the Trustees manage the day‐to‐day operations of the Fund and execute policies formulated by the Trustees. The address of each Trustee and Officer is 17605 Wright Street, Suite 2, Omaha, Nebraska 68130 unless otherwise noted.

Independent Trustees

Name, Address and Year of Birth	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex** Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years

Anthony J. Hertl 1950	Trustee Since 2005	Consultant to small and emerging businesses (since 2000).	94

AdvisorOne Funds (11 portfolios) (since 2004); Ladenburg Thalmann Alternative Strategies Fund (since June 2010); Satuit Capital Management Trust; The Z-Seven Fund, Inc. (2007 – May, 2010), Greenwich Advisers Trust (2007- February 2011), Global Real Estate Fund (2008-2011), The World Funds Trust (since 2010) and Northern Lights Variable Trust (since 2006)

Gary W. Lanzen 1954	Trustee Since 2005	President, Orizon Investment Counsel, Inc. (2000-2006); Chief Investment Officer (2000 -2010); Founder and Partner, Orizon Group, Inc. (a financial services company) (2000-2006).	94	AdvisorOne Funds (11 portfolios) (since 2003); Ladenburg Thalmann Alternative Strategies Fund ( 2010-2011); Northern Lights Variable Trust (since 2006)
Mark H. Taylor 1964	Trustee Since 2007	Professor, Department of Accountancy, Weatherhead School of Management, Case Western Reserve University (since 2009); John P. Begley Endowed Chair in Accounting, Creighton University (2002 – 2009); Former member of the AICPA Auditing Standards Board, AICPA (2008-2011).	106

Ladenburg Thalmann Alternative Strategies Fund (since 2010); Lifetime Achievement Mutual Fund, Inc.  (LFTAX) (Director and Audit Committee Chairman) (2007-2012); NLFT III (since February 2012); Northern Lights Variable Trust (since 2007)

John V. Palancia 1954	Trustee Since 2011	Retired (since 2011). Formerly, Director of Futures Operations, Merrill Lynch, Pierce, Fenner & Smith Inc. (1975-2011).	106	Northern Lights Variable Trust (since 2011); NLFT III (since February 2012); Ladenburg Thalmann Alternative Strategies Fund (since 2012)

Interested Trustees and Officers

Name, Address and Year of Birth	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex** Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years

Michael Miola*** 1952	Trustee Since 2005	Co-Owner and Co-Managing Member of NorthStar Financial Services Group, LLC; Manager of Gemini Fund Services, LLC; Orion Adviser Services, LLC, CLS Investments, LLC, GemCom, LLC and Northern Lights Compliance Services, LLC (since 2003); Director of Constellation Trust Company (since 2004).	94	AdvisorOne Funds (11 portfolios) (2003-2012); Ladenburg Thalmann Alternative Strategies Fund (since 2010); Northern Lights Variable Trust (since 2006)
Andrew Rogers 80 Arkay Drive Hauppauge, NY 11788 1969	President Since 2006

Chief Executive Officer, Gemini Fund Services, LLC (since 2012); President and Manager, Gemini Fund Services, LLC (2006 - 2012); Formerly Manager, Northern Lights Compliance Services, LLC (2006 – 2008); and President and Manager, GemCom LLC (2004 - 2011).

			N/A	N/A
Kevin E. Wolf 80 Arkay Drive Hauppauge, NY 11788 1969	Treasurer Since 2006	President, Gemini Fund Services, LLC (since 2012); Director of Fund Administration, Gemini Fund Services, LLC (2006 - 2012); and Vice-President, GemCom, LLC (since 2004).	N/A	N/A
James P. Ash 80 Arkay Drive Hauppauge, NY 11788 1976	Secretary Since 2011

Senior Vice President, Gemini Fund Services, LLC (since 2012); Vice President, Gemini Fund Services, LLC (2011 - 2012); Director of Legal Administration, Gemini Fund Services, LLC (2009 - 2011); Assistant Vice President of Legal Administration, Gemini Fund Services, LLC (2008 - 2011).

			N/A	N/A

Interested Trustees and Officers

Name, Address and Year of Birth	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex ** Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years

Lynn Bowley 1958	Chief Compliance Officer Since 2007	Compliance Officer of Northern Lights Compliance Services, LLC (since 2007); Vice President of Investment Support Services for Mutual of Omaha Companies (2002 – 2006).	N/A	N/A

* The term of office for each Trustee and officer listed above will continue indefinitely until the individual resigns or is removed.

** The term “Fund Complex” includes the Northern Lights Fund Trust (“NLFT”), Northern Lights Fund Trust III (“NLFT III”) and the Northern Lights Variable Trust (“NLVT”).

*** Michael Miola is an “interested person” of the Trust as that term is defined under the 1940 Act, because of his affiliation with Gemini Fund Services, LLC, (the Trust’s Administrator, Fund Accountant, Transfer Agent) and Northern Lights Distributors, LLC (the Fund’s Distributor).

The Fund’s Statement of Additional Information includes additional information about the Trustees and is available free of charge, upon request, by calling toll-free at 1-855-377-5155.

4/30/13 – NLFT

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-888-451-TPFG or by referring to the Securites and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-888-451-TPFG.

INVESTMENT ADVISOR

The Pacific Financial Group, Inc.

777 108th Avenue NE, Suite 2100

Bellevue, WA 98004

ADMINISTRATOR

Gemini Fund Services, LLC

80 Arkay Drive

Hauppauge, New York 11788

Item 2. Code of Ethics.

(a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)

For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)

Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)

Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)

Compliance with applicable governmental laws, rules, and regulations;

(4)

The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)

Accountability for adherence to the code.

(c)

Amendments:  During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)

Waivers:  During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e)         The Code of Ethics is not posted on Registrant’ website.

(f)          A copy of the Code of Ethics is attached as an exhibit.

Item 3. Audit Committee Financial Expert.

(a)

The Registrant’s board of trustees has determined that Anthony J. Hertl is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Mr. Hertl is independent for purposes of this Item 3.

Item 4. Principal Accountant Fees and Services.

(a)

Audit Fees

2010 - $45,000

2011 - $47,500

2012 - $51,250

2013 - $51,250

(b)

Audit-Related Fees

2010 - $0

2011 - $0

2012 - $0

2013 - $0

(c)

Tax Fees

2010 - $11,000

2011 - $12,500

2012 - $12,500

2013 - $12,500

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)

All Other Fees

2010 – None

2011 – None

2012 – None

2013 – None

 (e)

(1)

Audit Committee’s Pre-Approval Policies

The registrant’s Audit Committee is required to pre-approve all audit services and, when appropriate, any non-audit services (including audit-related, tax and all other services) to the registrant.  The registrant’s Audit Committee also is required to pre-approve, when appropriate, any non-audit services (including audit-related, tax and all other services) to its adviser, or any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant, to the extent that the services may be determined to have an impact on the operations or financial reporting of the registrant.  Services are reviewed on an engagement by engagement basis by the Audit Committee.

(2)

Percentages of Services Approved by the Audit Committee

2010

2011

2012

2013

Audit-Related Fees:

0.00%

0.00%

0.00%

0.00%

Tax Fees:

0.00%

0.00%

0.00%

0.00%

All Other Fees:

0.00%

0.00%

0.00%

0.00%

(f)

During the audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)

The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

2010 - $11,000

2011 - $12,500

2012 - $12,500

2013 - $12,500

(h)

The registrant's audit committee has considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Code of Ethics filed herewith.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

7/8/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

        Andrew B. Rogers, President

Date

7/8/13

By (Signature and Title)

/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

7/8/13